UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     August 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $19,525 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVIGEN INC                     COM              053690103     1830  1386600 SH       SOLE                  1386600
CELL THERAPEUTICS INC          COM NO PAR       150934503      414   240450 SH       SOLE                   240450
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4     7666  8000000 PRN      SOLE                  8000000
DENTSPLY INTL INC NEW          COM              249030107      769    25200 SH  PUT  SOLE                    25200
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     4050  5000000 PRN      SOLE                  5000000
HUNTSMAN CORP                  COM              447011107      873   173630 SH       SOLE                   173630
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0  587200AF3     1565  2000000 PRN      SOLE                  2000000
PALM INC NEW                   COM              696643105     1586    95700 SH  PUT  SOLE                    95700
PROSHARES TR                   PSHS ULTRA FINL  74347R743      772   200000 SH       SOLE                   200000